Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Summary of Stock Option Activity and Related Information

	Year ended December 31
	2024		2023
Options	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
Outstanding, beginning of year	2,305,489	$3.30	2,274,672	$2.30
Granted	336,210	9.65	260,780	10.32
Exercised (1)	(401,579)	1.39	(229,963)	1.42
Outstanding, end of year	2,240,120	$4.59	2,305,489	$3.30
Exercisable, end of year	1,414,406	$3.51	1,064,115	$2.02
(1) Exercised options in 2024 and 2023 were settled in shares.
Summary of Fair Value and Weighted Average Assumptions of the Options Granted

	Year ended December 31
	2024	2023
Average fair value of Options granted (per Option)	$9.65	$10.32
Expected volatility	76.7%	78.8%
Expected life of Options (years)	4.5	3.7
Expected forfeiture rate	0.2%	0.2%

Summary of Share-Based Compensation

Share-based compensation consisted of the following:

	Year ended December 31
	2024	2023
DSUs	$(0.6)	$0.5
PSUs	(0.5)	6.3
NTIP	1.1	1.4
Liability based incentive plans	$-	$8.2

RSUs	$6.1	$6.7
Options	2.1	1.3
Equity based incentive plans	8.2	8.0
Share-based compensation	$8.2	$16.2

Restricted share unit plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Summary of Restricted and Performance Share Unit plan ("RPSU plan")

Obsidian Energy awards RSU grants under the RPSU plan whereby employees receive consideration that fluctuates based on the Company’s share price on the Toronto Stock Exchange ("TSX"). Consideration can be in the form of cash or shares purchased on the open market or issued from treasury.

	Year ended December 31
RSUs (number of shares equivalent)	2024	2023
Outstanding, beginning of year	1,290,042	874,130
Granted	713,910	991,860
Vested (1)	(363,484)	(541,357)
Forfeited	(80,905)	(34,591)
Outstanding, end of year	1,559,563	1,290,042

(1) Vested RSUs in 2024 were settled in shares and in 2023 were settled in cash.

Summary of Weighted Average Assumptions of RPSU Plan Units Under Equity Method

The fair value and weighted average assumptions of the RSUs granted during the years were as follows:

	Year ended December 31
	2024	2023
Average fair value of RSUs granted (per RSU)	$9.66	$9.86
Expected life of RSUs (years)	3.0	2.6
Expected forfeiture rate	0.1%	0.1%

PSU Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Summary of Restricted and Performance Share Unit plan ("RPSU plan")

	Year ended December 31
PSUs (number of shares equivalent)	2024	2023
Outstanding, beginning of year	896,690	949,040
Granted	271,940	239,360
Vested (1)	(532,720)	(291,710)
Outstanding, end of year	635,910	896,690

(1) Vested PSUs in 2024 and 2023 were settled in cash.

Summary of Share Based Compensation Recognized Liabilities

	As at December 31
PSU liability	2024	2023
Current	$1.5	$9.8
Non-current	0.6	2.6
Total	$2.1	$12.4

Non-Treasury Incentive Awards Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Summary of Restricted and Performance Share Unit plan ("RPSU plan")

	Year ended December 31
NTIP Restricted Awards	2024	2023
Outstanding, beginning of year	328,994	689,228
Vested (1)	(325,629)	(344,074)
Forfeited	(3,365)	(16,160)
Outstanding, end of year	-	328,994
(1) Vested NTIPs in 2024 and 2023 were settled in cash.
Summary of Share Based Compensation Recognized Liabilities

	As at December 31
NTIP liability	2024	2023
Current	$-	$2.7
Total	$-	$2.7

Deferred Share Units Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Summary of Restricted and Performance Share Unit plan ("RPSU plan")

	Year ended December 31
Deferred Share Units	2024	2023
Outstanding, beginning of year	1,893,280	1,811,245
Granted	66,992	82,035
Outstanding, end of year	1,960,272	1,893,280

Summary of Share Based Compensation Recognized Liabilities

	As at December 31
DSU Liability	2024	2023
Current	$16.5	$17.1
Total	$16.5	$17.1